Dividends	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends

	US Dollars
Figures in million	2018	2017	2016
Ordinary shares
Dividend number 118 of 130 SA cents per share was declared on 21 February 2017 and paid on 7 April 2017. (10 US cents per share)		39
Dividend number 119 of 70 SA cents per share was declared on 20 February 2018 and paid on 6 April 2018 (6 US cents per share).	24
	24	39